As filed with the Securities and Exchange Commission on January 17, 2020.

1933 Act File No.	333-231734
1940 Act File No.	811-23426

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

___________________________

FORM N-1A

REGISTRATION STATEMENT

UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. [ ]

Post-Effective Amendment No. 1 ☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 4 ☒

(Check appropriate box or boxes)

___________________________

Infusive US Trust

(Exact Name of Registrant as Specified in Charter)

___________________________

c/o Infusive Asset Management, Inc.

60 East 42nd Street, Suite 1840

New York, NY 10165

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (646) 585-9612

Corporation Service Company

251 Little Falls Drive

Wilmington, DE 19808

(Name and Address of Agent for Service)

___________________________

With Copies to:

Peter J. Shea, Esq. K&L Gates LLP 599 Lexington Ave New York, NY 10022	Alyssa B. Sherman, Esq. K&L Gates LLP 1601 K Street, NW Washington, DC 20006

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

☒ Immediately upon filing pursuant to paragraph (b)	☐ on (date) pursuant to paragraph (b)
☐ 60 days after filing pursuant to paragraph (a)(1)	☐ on (date) pursuant to paragraph (a)(1)
☐ 75 days after filing pursuant to paragraph (a)(2)	☐ on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

☐      this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 relates to the Infusive® Compounding Global Equities ETF (the “Fund”), a series of Infusive US Trust. The purpose of this filing is to file risk/return summary information for the Fund in interactive data format.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “1940 Act”), the Registrant represents that this Amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 1 to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York on this 17th day of January, 2020.

Infusive US Trust

By:	/s/ Andrea Ruggeri
Andrea Ruggeri
President & Principal Executive Officer

Pursuant to the requirements of the Securities Act this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Andrea Ruggeri Andrea Ruggeri	President & Principal Executive Officer	January 17, 2020

/s/ Conrad Levy Conrad Levy	Trustee, Treasurer & Principal Financial Officer	January 17, 2020

*Herbert M. Chain	Trustee	January 17, 2020

*Carlo A. Montagna	Trustee	January 17, 2020

*By: /s/ Conrad Levy

* Attorney-in-Fact pursuant to powers of attorney dated July 16, 2019 filed as exhibits to Pre-Effective Amendment No. 1 to the Registration Statement, filed on September 26, 2019, and incorporated by reference herein

EXHIBIT INDEX

Type	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase